Schedule of Investments (unaudited)	iShares® Russell Mid-Cap Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Axon Enterprise Inc.(a)	252,201	$39,595,557
BWX Technologies Inc.	269,502	12,903,756
HEICO Corp.	55,776	8,044,015
HEICO Corp., Class A	99,987	12,850,329
Howmet Aerospace Inc.	112,060	3,566,870
Spirit AeroSystems Holdings Inc., Class A(b)	118,136	5,090,480
TransDigm Group Inc.(a)	58,159	37,005,408
Virgin Galactic Holdings Inc.(a)(b)	642,104	8,591,352
		127,647,767
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	98,775	10,631,153
Expeditors International of Washington Inc.	476,983	64,054,047
GXO Logistics Inc.(a)(b)	323,950	29,424,379
		104,109,579
Airlines — 0.6%
Delta Air Lines Inc.(a)	2,493,558	97,448,247

Auto Components — 0.3%
Aptiv PLC(a)	192,864	31,812,917
QuantumScape Corp., Class A(a)(b)	678,068	15,046,329
		46,859,246
Automobiles — 0.1%
Thor Industries Inc.	83,530	8,667,908

Banks — 0.2%
Citizens Financial Group Inc.	290,674	13,734,346
Sterling Bancorp./DE	58,329	1,504,305
Synovus Financial Corp.	42,123	2,016,428
Western Alliance Bancorp.	205,338	22,104,636
		39,359,715
Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	36,255	18,312,401
Brown-Forman Corp., Class A	87,193	5,910,813
Brown-Forman Corp., Class B, NVS	355,267	25,884,754
		50,107,968
Biotechnology — 2.9%
Alnylam Pharmaceuticals Inc.(a)(b)	461,102	78,193,677
CureVac NV(a)(b)	209,816	7,198,787
Exact Sciences Corp.(a)(b)	612,702	47,686,597
Exelixis Inc.(a)	1,027,551	18,783,632
Horizon Therapeutics PLC(a)(b)	158,042	17,030,606
Incyte Corp.(a)	617,515	45,325,601
Ionis Pharmaceuticals Inc.(a)(b)	508,223	15,465,226
Iovance Biotherapeutics Inc.(a)(b)	171,069	3,265,707
Mirati Therapeutics Inc.(a)(b)	136,090	19,963,042
Natera Inc.(a)(b)	302,864	28,284,469
Neurocrine Biosciences Inc.(a)	364,977	31,085,091
Novavax Inc.(a)(b)	293,050	41,926,664
Sarepta Therapeutics Inc.(a)(b)	324,085	29,183,854
Seagen Inc.(a)	465,227	71,924,094
Ultragenyx Pharmaceutical Inc.(a)(b)	189,591	15,942,707
		471,259,754
Building Products — 2.2%
Advanced Drainage Systems Inc.	236,091	32,139,068
Allegion PLC	266,757	35,329,297
Armstrong World Industries Inc.	88,484	10,274,762
AZEK Co. Inc. (The)(a)	239,422	11,070,874
Carlisle Companies Inc.	76,084	18,877,962

Security	Shares	Value

Building Products (continued)
Carrier Global Corp.	1,582,780	$85,849,987
Fortune Brands Home & Security Inc.	134,141	14,339,673
Trane Technologies PLC	453,702	91,661,415
Trex Co. Inc.(a)(b)	449,841	60,742,030
		360,285,068
Capital Markets — 3.5%
Ameriprise Financial Inc.	243,172	73,355,265
Apollo Global Management Inc.	918,155	66,501,967
Ares Management Corp., Class A	486,677	39,552,240
FactSet Research Systems Inc.	126,922	61,685,361
LPL Financial Holdings Inc.	310,905	49,772,781
MarketAxess Holdings Inc.	145,247	59,735,734
Morningstar Inc.	82,725	28,291,123
MSCI Inc.	221,659	135,808,253
Raymond James Financial Inc.	36,397	3,654,259
T Rowe Price Group Inc.	291,293	57,279,855
		575,636,838
Chemicals — 1.2%
Axalta Coating Systems Ltd.(a)	142,758	4,728,145
Celanese Corp.	154,124	25,902,080
Chemours Co. (The)	324,413	10,887,300
Diversey Holdings Ltd.(a)(b)	230,489	3,067,809
FMC Corp.	126,520	13,903,283
LyondellBasell Industries NV, Class A	124,830	11,513,071
Olin Corp.	42,214	2,428,149
PPG Industries Inc.	390,178	67,282,294
RPM International Inc.	291,124	29,403,524
Scotts Miracle-Gro Co. (The)	160,111	25,777,871
Westlake Chemical Corp.	25,610	2,487,499
		197,381,025
Commercial Services & Supplies — 2.0%
Cintas Corp.	319,082	141,407,570
Copart Inc.(a)	815,123	123,588,949
IAA Inc.(a)	526,561	26,654,518
MSA Safety Inc.	40,702	6,144,374
Rollins Inc.	821,952	28,118,978
		325,914,389
Communications Equipment — 0.8%
Arista Networks Inc.(a)	839,589	120,690,918
CommScope Holding Co. Inc.(a)	790,994	8,732,574
Ubiquiti Inc.	22,550	6,916,085
		136,339,577
Consumer Finance — 0.7%
Credit Acceptance Corp.(a)(b)	2,267	1,558,971
Discover Financial Services	626,487	72,396,838
Synchrony Financial	397,073	18,420,216
Upstart Holdings Inc.(a)	178,081	26,943,655
		119,319,680
Containers & Packaging — 0.7%
Avery Dennison Corp.	171,629	37,169,692
Ball Corp.	365,117	35,149,814
Crown Holdings Inc.	57,706	6,383,438
Graphic Packaging Holding Co.	307,154	5,989,503
Sealed Air Corp.	311,887	21,043,016
		105,735,463
Distributors — 0.5%
Pool Corp.	151,965	86,012,190

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)(b)	186,450	$23,470,326
Chegg Inc.(a)(b)	425,069	13,049,618
frontdoor Inc.(a)	226,849	8,314,016
H&R Block Inc.	547,022	12,887,838
Mister Car Wash Inc.(a)(b)	238,651	4,345,835
		62,067,633
Electric Utilities — 0.1%
NRG Energy Inc.	426,763	18,384,950

Electrical Equipment — 1.7%
Fluence Energy Inc.(a)	53,921	1,917,431
Generac Holdings Inc.(a)	238,474	83,923,770
Plug Power Inc.(a)(b)	1,987,914	56,118,812
Regal Rexnord Corp.	55,200	9,393,936
Rockwell Automation Inc.	274,972	95,923,982
Vertiv Holdings Co.	1,249,099	31,190,002
		278,467,933
Electronic Equipment, Instruments & Components — 3.7%
Amphenol Corp., Class A	1,618,575	141,560,569
CDW Corp./DE	526,835	107,885,271
Cognex Corp.	664,002	51,632,796
Coherent Inc.(a)	85,566	22,806,762
Corning Inc.	1,004,751	37,406,880
IPG Photonics Corp.(a)(b)	10,092	1,737,237
Jabil Inc.	451,411	31,756,764
Keysight Technologies Inc.(a)(b)	316,327	65,324,689
Vontier Corp.	353,740	10,870,430
Zebra Technologies Corp., Class A(a)	207,566	123,543,283
		594,524,681
Energy Equipment & Services — 0.0%
Halliburton Co.	181,503	4,150,974

Entertainment — 1.9%
Live Nation Entertainment Inc.(a)(b)	205,390	24,583,129
Madison Square Garden Sports Corp.(a)(b)	27,997	4,863,919
Playtika Holding Corp.(a)	405,504	7,011,164
Roku Inc.(a)(b)	457,900	104,492,780
Skillz Inc., Class A(a)(b)	1,191,441	8,864,321
Spotify Technology SA(a)(b)	532,845	124,701,716
Take-Two Interactive Software Inc.(a)(b)	87,778	15,599,906
World Wrestling Entertainment Inc., Class A	149,094	7,356,298
Zynga Inc., Class A(a)	1,916,885	12,268,064
		309,741,297
Equity Real Estate Investment Trusts (REITs) — 2.0%
Equity LifeStyle Properties Inc.	358,263	31,405,334
Extra Space Storage Inc.	45,170	10,241,394
Iron Mountain Inc.	784,175	41,035,878
Lamar Advertising Co., Class A	293,976	35,659,289
SBA Communications Corp.	70,658	27,487,375
Simon Property Group Inc.	1,104,447	176,457,497
		322,286,767
Food Products — 1.0%
Beyond Meat Inc.(a)(b)	195,912	12,765,626
Darling Ingredients Inc.(a)	33,106	2,293,915
Freshpet Inc.(a)(b)	159,321	15,178,511
Hershey Co. (The)	488,265	94,464,629
Kellogg Co.	436,500	28,119,330
Lamb Weston Holdings Inc.	168,786	10,697,657

Security	Shares	Value

Food Products (continued)
Pilgrim’s Pride Corp.(a)	74,529	$2,101,718
		165,621,386
Health Care Equipment & Supplies — 5.2%
ABIOMED Inc.(a)	172,108	61,816,030
Dexcom Inc.(a)(b)	375,560	201,656,942
Figs Inc., Class A(a)(b)	96,314	2,654,414
Globus Medical Inc., Class A(a)(b)	15,199	1,097,368
IDEXX Laboratories Inc.(a)	329,646	217,058,705
Insulet Corp.(a)(b)	257,077	68,400,477
Masimo Corp.(a)	141,624	41,464,675
Novocure Ltd.(a)(b)	399,665	30,006,848
Penumbra Inc.(a)(b)	134,454	38,631,323
ResMed Inc.	504,854	131,504,370
STERIS PLC	45,575	11,093,411
Tandem Diabetes Care Inc.(a)	226,214	34,049,731
Teleflex Inc.	31,960	10,498,221
		849,932,515
Health Care Providers & Services — 1.2%
Agilon Health Inc.(a)(b)	608,224	16,422,048
Amedisys Inc.(a)	110,664	17,914,288
Cardinal Health Inc.	648,345	33,383,284
Chemed Corp.(b)	15,224	8,054,105
DaVita Inc.(a)(b)	183,515	20,876,666
Encompass Health Corp.	217,918	14,221,329
Guardant Health Inc.(a)	350,632	35,070,212
McKesson Corp.	85,652	21,290,518
Molina Healthcare Inc.(a)	33,872	10,774,006
Oak Street Health Inc.(a)(b)	346,093	11,469,522
		189,475,978
Health Care Technology — 0.9%
Certara Inc.(a)(b)	232,567	6,609,554
Definitive Healthcare Corp.(a)	18,069	493,826
Veeva Systems Inc., Class A(a)	534,019	136,431,174
		143,534,554
Hotels, Restaurants & Leisure — 5.1%
Boyd Gaming Corp.(a)	67,550	4,429,253
Caesars Entertainment Inc.(a)(b)	494,379	46,239,268
Chipotle Mexican Grill Inc.(a)	109,336	191,146,662
Choice Hotels International Inc.	136,733	21,328,981
Churchill Downs Inc.	143,937	34,674,423
Darden Restaurants Inc.	344,888	51,953,928
Domino’s Pizza Inc.	95,860	54,096,674
DraftKings Inc., Class A(a)(b)	1,200,176	32,968,835
Expedia Group Inc.(a)	563,873	101,903,129
Hilton Worldwide Holdings Inc.(a)	713,927	111,365,473
Penn National Gaming Inc.(a)(b)	37,973	1,968,900
Planet Fitness Inc., Class A(a)(b)	221,630	20,075,245
Six Flags Entertainment Corp.(a)	114,104	4,858,548
Travel + Leisure Co.	217,313	12,010,890
Vail Resorts Inc.	155,823	51,094,362
Wendy’s Co. (The)	688,683	16,425,090
Wyndham Hotels & Resorts Inc.	227,179	20,366,597
Wynn Resorts Ltd.(a)	412,599	35,087,419
Yum China Holdings Inc.	133,447	6,650,998
Yum! Brands Inc.	97,035	13,474,280
		832,118,955
Household Durables — 1.2%
DR Horton Inc.	527,586	57,216,702
NVR Inc.(a)	8,232	48,641,818

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
PulteGroup Inc.	285,384	$16,312,549
Tempur Sealy International Inc.	691,539	32,523,079
Toll Brothers Inc.	174,869	12,658,767
TopBuild Corp.(a)(b)	106,047	29,259,428
		196,612,343
Household Products — 0.4%
Church & Dwight Co. Inc.	50,275	5,153,187
Clorox Co. (The)	386,921	67,463,546
		72,616,733
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	123,852	4,561,469

Insurance — 0.5%
Alleghany Corp.(a)	5,691	3,799,255
Arch Capital Group Ltd.(a)(b)	345,510	15,357,919
Brown & Brown Inc.	52,560	3,693,917
Erie Indemnity Co., Class A, NVS	68,549	13,206,650
Everest Re Group Ltd.	34,299	9,395,182
GoHealth Inc., Class A(a)(b)	158,687	601,424
Lemonade Inc.(a)(b)	15,324	645,294
Lincoln National Corp.	105,691	7,214,468
Markel Corp.(a)	8,707	10,744,438
RenaissanceRe Holdings Ltd.	78,255	13,250,919
		77,909,466
Interactive Media & Services — 1.6%
Match Group Inc.(a)(b)	1,101,435	145,664,779
Pinterest Inc., Class A(a)	2,185,762	79,452,449
TripAdvisor Inc.(a)(b)	233,217	6,357,495
Twitter Inc.(a)	321,264	13,885,030
Vimeo Inc.(a)(b)	516,450	9,275,442
		254,635,195
Internet & Direct Marketing Retail — 1.3%
DoorDash Inc., Class A(a)(b)	501,344	74,650,121
Etsy Inc.(a)(b)	492,464	107,820,068
Wayfair Inc., Class A(a)(b)	164,841	31,314,845
		213,785,034
IT Services — 6.4%
Broadridge Financial Solutions Inc.	408,248	74,635,899
Cloudflare Inc., Class A(a)	949,874	124,908,431
EPAM Systems Inc.(a)(b)	209,727	140,192,013
Euronet Worldwide Inc.(a)	140,920	16,793,436
FleetCor Technologies Inc.(a)	70,722	15,830,413
Gartner Inc.(a)	311,080	104,000,266
Genpact Ltd.	35,406	1,879,350
Globant SA(a)(b)	157,662	49,520,058
GoDaddy Inc., Class A(a)(b)	66,137	5,612,386
Jack Henry & Associates Inc.	74,388	12,422,052
MongoDB Inc.(a)(b)	247,454	130,989,775
Okta Inc.(a)(b)	490,157	109,878,495
Paychex Inc.	1,094,695	149,425,868
Sabre Corp.(a)	1,261,213	10,833,820
Shift4 Payments Inc., Class A(a)(b)	165,436	9,583,707
StoneCo Ltd., Class A(a)	803,672	13,549,910
Switch Inc., Class A	449,291	12,867,694
Thoughtworks Holding Inc.(a)	56,246	1,507,955
Western Union Co. (The)	384,333	6,856,501
WEX Inc.(a)	117,001	16,425,770
Wix.com Ltd.(a)(b)	208,185	32,849,511
		1,040,563,310

Security	Shares	Value

Leisure Products — 0.7%
Brunswick Corp./DE	38,506	$3,878,709
Mattel Inc.(a)	1,361,408	29,351,957
Peloton Interactive Inc., Class A(a)(b)	1,047,036	37,442,007
Polaris Inc.	154,379	16,967,796
YETI Holdings Inc.(a)(b)	334,012	27,666,214
		115,306,683
Life Sciences Tools & Services — 6.5%
10X Genomics Inc., Class A(a)(b)	328,784	48,975,665
Adaptive Biotechnologies Corp.(a)(b)	380,270	10,670,376
Agilent Technologies Inc.	1,062,381	169,609,127
Avantor Inc.(a)(b)	2,349,195	98,995,077
Bio-Techne Corp.	152,071	78,672,411
Bruker Corp.	399,472	33,519,696
Charles River Laboratories International Inc.(a)	181,539	68,400,264
IQVIA Holdings Inc.(a)	366,463	103,393,871
Maravai LifeSciences Holdings Inc., Class A(a)(b)	426,592	17,874,205
Mettler-Toledo International Inc.(a)(b)	88,363	149,970,567
Repligen Corp.(a)(b)	200,423	53,080,027
Sotera Health Co.(a)(b)	387,971	9,136,717
Syneos Health Inc., Class A(a)(b)	52,106	5,350,244
Waters Corp.(a)(b)	218,718	81,494,327
West Pharmaceutical Services Inc.	286,501	134,371,834
		1,063,514,408
Machinery — 1.4%
AGCO Corp.	23,601	2,738,188
Allison Transmission Holdings Inc.	302,358	10,990,713
Donaldson Co.Inc.	59,880	3,548,489
Graco Inc.	405,334	32,678,027
Lincoln Electric Holdings Inc.	224,131	31,259,551
Middleby Corp. (The)(a)(b)	64,044	12,601,298
Nordson Corp.	38,440	9,812,579
Parker-Hannifin Corp.	83,394	26,529,299
Toro Co. (The)	390,810	39,045,827
Xylem Inc./NY	458,235	54,951,541
		224,155,512
Media — 0.2%
Altice USA Inc., Class A(a)	566,298	9,162,702
Cable One Inc.	11,153	19,667,758
Nexstar Media Group Inc., Class A	10,820	1,633,603
		30,464,063
Metals & Mining — 0.1%
Steel Dynamics Inc.	136,153	8,451,017

Multiline Retail — 0.1%
Nordstrom Inc.(a)(b)	368,606	8,337,868

Oil, Gas & Consumable Fuels — 1.6%
Cheniere Energy Inc.	914,064	92,704,371
Continental Resources Inc./OK	25,864	1,157,673
Coterra Energy Inc.	491,609	9,340,571
Diamondback Energy Inc.	334,338	36,058,353
Hess Corp.	72,898	5,396,639
New Fortress Energy Inc.(b)	102,317	2,469,932
Occidental Petroleum Corp.	416,516	12,074,799
Pioneer Natural Resources Co.	375,951	68,377,968
Texas Pacific Land Corp.	22,870	28,561,657
		256,141,963
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	24,539	1,922,631

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	68,434	$2,801,003
Olaplex Holdings Inc.(a)(b)	60,484	1,761,899
		4,562,902
Pharmaceuticals — 0.3%
Catalent Inc.(a)	155,449	19,902,136
Royalty Pharma PLC, Class A	751,164	29,933,885
		49,836,021
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp.	520,148	44,103,349
CoStar Group Inc.(a)	1,186,204	93,745,702
Equifax Inc.	180,781	52,930,869
Legalzoomcom Inc.(a)(b)	43,791	703,722
Robert Half International Inc.	369,731	41,232,401
TransUnion.	507,826	60,218,007
Verisk Analytics Inc.	394,640	90,266,007
		383,200,057
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)(b)	68,345	7,416,116
Opendoor Technologies Inc.(a)(b)	352,775	5,154,043
Zillow Group Inc., Class A(a)(b)	231,859	14,426,267
Zillow Group Inc., Class C, NVS(a)(b)	661,227	42,219,344
		69,215,770
Road & Rail — 1.8%
JB Hunt Transport Services Inc.	289,898	59,255,151
Landstar System Inc.	131,188	23,485,276
Lyft Inc., Class A(a)(b)	1,129,618	48,268,577
Old Dominion Freight Line Inc.	367,026	131,534,778
TuSimple Holdings Inc., Class A(a)(b)	59,723	2,141,070
XPO Logistics Inc.(a)(b)	323,950	25,083,448
		289,768,300
Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems Inc.(a)	156,726	5,670,347
Brooks Automation Inc	236,340	24,369,017
Enphase Energy Inc.(a)	514,555	94,132,692
Entegris Inc.	523,422	72,535,821
GLOBALFOUNDRIES Inc.(a)	107,002	6,951,920
Microchip Technology Inc.	1,787,974	155,661,016
MKS Instruments Inc.	182,169	31,728,375
Monolithic Power Systems Inc.	174,288	85,981,499
ON Semiconductor Corp.(a)(b)	890,674	60,494,578
Skyworks Solutions Inc.	304,138	47,183,969
Teradyne Inc.	633,571	103,607,866
Universal Display Corp.	168,772	27,852,443
Xilinx Inc.	958,073	203,140,218
		919,309,761
Software — 18.2%
Alteryx Inc., Class A(a)(b)	231,351	13,996,735
Anaplan Inc.(a)	554,956	25,444,733
ANSYS Inc.(a)	140,723	56,446,810
Aspen Technology Inc.(a)	259,774	39,537,603
Avalara Inc.(a)(b)	333,043	42,999,182
Bentley Systems Inc., Class B(b)	538,720	26,036,338
Bill.com Holdings Inc.(a)	356,993	88,944,806
C3.ai Inc., Class A(a)(b)	61,325	1,916,406
Cadence Design Systems Inc.(a)	1,070,531	199,493,452
CDK Global Inc.	71,730	2,994,010
Citrix Systems Inc.	173,064	16,370,124
Coupa Software Inc.(a)(b)	285,658	45,148,247
Crowdstrike Holdings Inc., Class A(a)(b)	768,069	157,262,128

Security	Shares	Value

Software (continued)
Datadog Inc., Class A(a)	990,990	$176,505,229
DocuSign Inc.(a)	752,183	114,564,993
DoubleVerify Holdings Inc.(a)(b)	200,942	6,687,350
Dropbox Inc., Class A(a)(b)	1,154,740	28,337,320
Duck Creek Technologies Inc.(a)(b)	61,782	1,860,256
Dynatrace Inc.(a)	722,916	43,627,981
Elastic NV(a)(b)	285,268	35,113,638
Everbridge Inc.(a)(b)	149,708	10,079,840
Fair Isaac Corp.(a)	103,102	44,712,244
Five9 Inc.(a)	263,177	36,139,466
Fortinet Inc.(a)	521,679	187,491,432
HubSpot Inc.(a)	175,717	115,823,860
Informatica Inc.(a)(b)	93,610	3,461,698
Jamf Holding Corp.(a)(b)	173,066	6,578,239
MANDIANT Inc.(a)(b)	265,312	4,653,572
Manhattan Associates Inc.(a)	130,407	20,276,984
McAfee Corp., Class A(b)	242,279	6,248,375
nCino Inc.(a)(b)	219,042	12,016,644
NCR Corp.(a)	166,809	6,705,722
New Relic Inc.(a)	201,375	22,143,195
NortonLifeLock Inc.	562,268	14,607,723
Nuance Communications Inc.(a)(b)	422,781	23,388,245
Nutanix Inc., Class A(a)	818,702	26,083,846
Palantir Technologies Inc., Class A(a)(b)	6,472,407	117,862,531
Palo Alto Networks Inc.(a)(b)	371,251	206,697,707
Paycom Software Inc.(a)	197,170	81,863,012
Paycor HCM Inc.(a)(b)	91,308	2,630,583
Paylocity Holding Corp.(a)	152,739	36,070,842
Pegasystems Inc.	151,078	16,893,542
Procore Technologies Inc.(a)	166,571	13,320,683
PTC Inc.(a)(b)	411,522	49,855,890
RingCentral Inc., Class A(a)(b)	317,702	59,521,470
Smartsheet Inc., Class A(a)	472,925	36,628,041
Splunk Inc.(a)	627,891	72,659,546
Synopsys Inc.(a)	374,994	138,185,289
Teradata Corp.(a)(b)	357,773	15,194,619
Trade Desk Inc. (The), Class A(a)(b)	1,692,115	155,065,419
Tyler Technologies Inc.(a)	135,533	72,909,977
Unity Software Inc.(a)(b)	585,828	83,767,546
Zendesk Inc.(a)(b)	462,627	48,247,370
Zscaler Inc.(a)(b)	307,727	98,881,917
		2,969,954,410
Specialty Retail — 4.4%
AutoZone Inc.(a)	17,424	36,527,499
Bath & Body Works Inc.	549,991	38,383,872
Best Buy Co. Inc.	219,689	22,320,402
Burlington Stores Inc.(a)(b)	244,060	71,145,931
CarMax Inc.(a)(b)	54,405	7,085,163
Carvana Co.(a)(b)	303,690	70,392,305
Five Below Inc.(a)	215,081	44,498,108
Floor & Decor Holdings Inc., Class A(a)(b)	397,348	51,659,213
GameStop Corp., Class A(a)(b)	249,656	37,046,454
Leslie’s Inc.(a)(b)	459,851	10,880,075
Lithia Motors Inc.	10,244	3,041,956
O’Reilly Automotive Inc.(a)	79,182	55,920,704
Petco Health & Wellness Co. Inc.(a)(b)	18,136	358,911
RH(a)	68,198	36,550,036
Tractor Supply Co.	441,526	105,348,103
Ulta Beauty Inc.(a)	206,823	85,281,396
Victoria’s Secret & Co.(a)(b)	166,400	9,241,856

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Vroom Inc.(a)(b)	111,159	$1,199,406
Williams-Sonoma Inc.	218,575	36,967,590
		723,848,980
Technology Hardware, Storage & Peripherals — 0.9%
HP Inc.	1,556,446	58,631,321
NetApp Inc.	576,077	52,993,323
Pure Storage Inc., Class A(a)	970,008	31,573,760
		143,198,404
Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	9,540	929,578
Deckers Outdoor Corp.(a)(b)	14,641	5,363,145
Hanesbrands Inc.	801,816	13,406,363
Lululemon Athletica Inc.(a)	444,395	173,958,423
Skechers U.S.A. Inc., Class A(a)	56,988	2,473,279
Tapestry Inc.	107,828	4,377,817
VF Corp.	809,725	59,288,064
		259,796,669
Thrifts & Mortgage Finance — 0.1%
Rocket Companies Inc., Class A	520,626	7,288,764
UWM Holdings Corp.(b)	174,030	1,030,258
		8,319,022
Trading Companies & Distributors — 1.6%
Core & Main Inc., Class A(a)(b)	70,297	2,132,811
Fastenal Co.	1,984,448	127,123,739
SiteOne Landscape Supply Inc.(a)(b)	88,907	21,540,388
United Rentals Inc.(a)(b)	98,003	32,565,417
WW Grainger Inc.	148,266	76,837,371
		260,199,726

Total Common Stocks — 99.9%
(Cost: $11,983,087,644)		16,272,579,754

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	1,002,141,353	$1,002,441,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	18,330,000	18,330,000
		1,020,771,995

Total Short-Term Investments — 6.3%
(Cost: $1,020,508,698)		1,020,771,995

Total Investments in Securities — 106.2%
(Cost: $13,003,596,342)		17,293,351,749

Other Assets, Less Liabilities — (6.2)%		(1,002,904,029)

Net Assets — 100.0%		$16,290,447,720

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu-tional, SL Agency Shares	$866,890,581	$135,779,684	(a)	$—	$(24,090)	$(204,180)	$1,002,441,995	1,002,141,353	$2,055,067	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,190,000	2,140,000	(a)	—	—	—	18,330,000	18,330,000	1,039		—
					$(24,090)	$(204,180)	$1,020,771,995		$2,056,106		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	42	03/18/22	$9,993	$207,994
S&P Mid 400 E-Mini Index	18	03/18/22	5,108	118,743
				$326,737

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,272,579,754	$—	$—	$16,272,579,754
Money Market Funds	1,020,771,995	—	—	1,020,771,995
	$17,293,351,749	$—	$—	$17,293,351,749
Derivative financial instruments(a)
Assets
Futures Contracts	$326,737	$—	$—	$326,737

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares